JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 40.2%
Fixed Income — 17.3%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,547	68,450
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,901	11,805
JPMorgan High Yield Fund Class R6 Shares (a)	5,420	34,852
Total Fixed Income		115,107
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	769	12,198
U.S. Equity — 21.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,785	140,711
Total Investment Companies (Cost $214,464)		268,016
Exchange-Traded Funds — 27.3%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	60	5,290
Fixed Income — 10.4%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	597	27,363
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	188	8,691
JPMorgan Inflation Managed Bond ETF (a)	704	32,985
Total Fixed Income		69,039
International Equity — 11.7%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	241	12,157
JPMorgan BetaBuilders International Equity ETF (a)	1,099	66,116
Total International Equity		78,273
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	205	18,909
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	162	10,221
Total U.S. Equity		29,130
Total Exchange-Traded Funds (Cost $160,074)		181,732
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 7.4%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	578	569
Pool # WN1157, 1.80%, 11/1/2028	495	435
Pool # WA1626, 3.45%, 8/1/2032	390	358
Pool # WN3225, 3.80%, 10/1/2034	250	230
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	206	189
Pool # QB4026, 2.50%, 10/1/2050	521	440
Pool # QB4045, 2.50%, 10/1/2050	336	282
Pool # QB4484, 2.50%, 10/1/2050	208	175
Pool # QB4542, 2.50%, 10/1/2050	214	180
Pool # RA4224, 3.00%, 11/1/2050	106	92

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QB8503, 2.50%, 2/1/2051	322	268
Pool # QC9443, 2.50%, 10/1/2051	248	207
Pool # QD5778, 3.00%, 1/1/2052	249	214
Pool # QE1637, 4.00%, 5/1/2052	96	91
Pool # QE1832, 4.50%, 5/1/2052	117	113
Pool # QH9763, 6.00%, 1/1/2054	164	166
Pool # QH9845, 6.00%, 2/1/2054	776	786
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	249	252
Pool # FM3118, 3.00%, 5/1/2050	164	144
Pool # BP9250, 2.50%, 7/1/2050	490	411
Pool # CA6635, 2.50%, 8/1/2050	182	154
Pool # BQ2894, 3.00%, 9/1/2050	313	274
Pool # BQ3996, 2.50%, 10/1/2050	206	173
Pool # BQ5243, 3.50%, 10/1/2050	116	105
Pool # CA7398, 3.50%, 10/1/2050	279	253
Pool # CA8637, 4.00%, 1/1/2051	668	631
Pool # CB0189, 3.00%, 4/1/2051	107	93
Pool # CB0458, 2.50%, 5/1/2051	177	147
Pool # FM7916, 2.50%, 6/1/2051	158	132
Pool # FM7957, 2.50%, 7/1/2051	1,038	868
Pool # CB1301, 2.50%, 8/1/2051	261	218
Pool # FM8247, 2.50%, 8/1/2051	147	123
Pool # FS2559, 3.00%, 12/1/2051	503	436
Pool # BU3079, 3.00%, 1/1/2052	164	141
Pool # BV4831, 3.00%, 2/1/2052	153	132
Pool # BV0295, 3.50%, 2/1/2052	373	340
Pool # BV6743, 4.50%, 5/1/2052	127	122
Pool # BV9515, 6.00%, 6/1/2052	137	140
Pool # BY4714, 5.00%, 6/1/2053	369	360
Pool # DA7753, 5.50%, 1/1/2054	175	175
Pool # DA0425, 6.00%, 2/1/2054	260	264
Pool # DA7754, 6.00%, 2/1/2054	629	638
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	220	221
Pool # AM3010, 5.07%, 3/1/2028	201	202
Pool # BL8639, 1.09%, 4/1/2028	235	205
Pool # BS6144, 3.97%, 1/1/2029	490	475
Pool # AM5319, 4.34%, 1/1/2029	183	180
Pool # BS8149, 4.97%, 9/1/2029	300	303
Pool # BS0448, 1.27%, 12/1/2029	436	362
Pool # BL9748, 1.60%, 12/1/2029	137	117
Pool # AN7593, 2.99%, 12/1/2029	125	114
Pool # BL9252, 1.37%, 3/1/2030	145	121
Pool # AN8285, 3.11%, 3/1/2030	130	120
Pool # BS0154, 1.28%, 4/1/2030	95	78
Pool # AM8544, 3.08%, 4/1/2030	58	53
Pool # BL9251, 1.45%, 10/1/2030	352	291

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL4885, 2.55%, 10/1/2030	159	141
Pool # AM4789, 4.18%, 11/1/2030	83	81
Pool # BL9891, 1.37%, 12/1/2030	241	198
Pool # BS0025, 1.38%, 12/1/2030	549	454
Pool # BL9494, 1.46%, 12/1/2030	95	77
Pool # BS7290, 5.64%, 2/1/2031	496	517
Pool # BS6203, 4.26%, 4/1/2031	197	190
Pool # BS8442, 4.74%, 4/1/2031	646	647
Pool # BS2915, 1.87%, 5/1/2031	80	67
Pool # BS6802, 4.93%, 6/1/2031	539	542
Pool # BS8688, 4.68%, 8/1/2031	295	295
Pool # BS8686, 4.68%, 11/1/2031	290	289
Pool # BS4563, 2.01%, 1/1/2032	95	79
Pool # BS5580, 3.68%, 1/1/2032	370	346
Pool # BM7037, 1.75%, 3/1/2032 (b)	450	365
Pool # BS4654, 2.39%, 3/1/2032	337	288
Pool # BL5680, 2.44%, 3/1/2032	425	363
Pool # AN5952, 3.01%, 7/1/2032	131	117
Pool # AN5472, 3.09%, 7/1/2032	580	520
Pool # AN6149, 3.14%, 7/1/2032	595	531
Pool # BS5530, 3.30%, 7/1/2032	564	509
Pool # BS6095, 4.14%, 7/1/2032	180	173
Pool # BS6345, 3.91%, 8/1/2032	165	155
Pool # BM3226, 3.44%, 10/1/2032 (b)	582	538
Pool # BS6822, 3.81%, 10/1/2032	320	299
Pool # BS8528, 4.31%, 10/1/2032	670	649
Pool # BS6872, 4.41%, 10/1/2032	105	103
Pool # BS6926, 4.51%, 10/1/2032	145	143
Pool # BS6928, 4.55%, 10/1/2032	115	113
Pool # BS6915, 4.60%, 10/1/2032	343	339
Pool # BS6954, 4.93%, 10/1/2032	257	260
Pool # BS6819, 4.12%, 11/1/2032	375	359
Pool # BS6985, 4.92%, 11/1/2032	600	607
Pool # BS7090, 4.45%, 12/1/2032	615	604
Pool # BS7113, 4.90%, 12/1/2032	114	115
Pool # AN7923, 3.33%, 1/1/2033	250	225
Pool # BS8428, 4.41%, 1/1/2033	600	585
Pool # BS7398, 4.74%, 2/1/2033	285	284
Pool # BS5357, 3.41%, 3/1/2033	275	248
Pool # AN9067, 3.51%, 5/1/2033	140	128
Pool # BS8416, 4.56%, 5/1/2033	210	208
Pool # AN9752, 3.65%, 7/1/2033	615	567
Pool # BS5511, 3.45%, 8/1/2033	363	328
Pool # AN9753, 3.65%, 8/1/2033	450	415
Pool # BS5127, 3.15%, 9/1/2033	215	189
Pool # BS4197, 2.14%, 12/1/2033	249	203
Pool # BL1012, 4.03%, 12/1/2033	130	123
Pool # BL0900, 4.08%, 2/1/2034	100	95

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ0430, 4.32%, 2/1/2034	220	213
Pool # AN0375, 3.76%, 12/1/2035	221	204
Pool # AN4430, 3.61%, 1/1/2037	200	187
Pool # BF0189, 3.00%, 6/1/2057	214	183
Pool # BF0230, 5.50%, 1/1/2058	512	526
Pool # BF0497, 3.00%, 7/1/2060	246	206
Pool # BF0578, 2.50%, 12/1/2061	1,221	977
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 4/25/2054 (c)	5,840	4,827
TBA, 5.50%, 4/25/2054 (c)	575	572
TBA, 6.50%, 4/25/2054 (c)	725	741
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	302	275
Pool # BR3929, 3.50%, 10/20/2050	194	176
Pool # BW1726, 3.50%, 10/20/2050	252	230
Pool # BS8546, 2.50%, 12/20/2050	608	507
Pool # BR3928, 3.00%, 12/20/2050	317	284
Pool # BU7538, 3.00%, 12/20/2050	211	189
Pool # 785294, 3.50%, 1/20/2051	587	527
Pool # CA8452, 3.00%, 2/20/2051	840	751
Pool # CB1543, 3.00%, 2/20/2051	579	510
Pool # CA3588, 3.50%, 2/20/2051	585	532
Pool # CB1536, 3.50%, 2/20/2051	627	573
Pool # CB1542, 3.00%, 3/20/2051	353	312
Pool # CC0070, 3.00%, 3/20/2051	90	81
Pool # CC8726, 3.00%, 3/20/2051	114	101
Pool # CC8738, 3.00%, 3/20/2051	157	138
Pool # CC8723, 3.50%, 3/20/2051	752	685
Pool # CC0088, 4.00%, 3/20/2051	30	28
Pool # CC0092, 4.00%, 3/20/2051	72	68
Pool # CC8727, 3.00%, 4/20/2051	190	168
Pool # CC8739, 3.00%, 4/20/2051	513	452
Pool # CC8740, 3.00%, 4/20/2051	423	373
Pool # CC8751, 3.00%, 4/20/2051	97	86
Pool # CA3563, 3.50%, 7/20/2051	355	326
Pool # CE2586, 3.50%, 7/20/2051	513	467
Pool # CK1527, 3.50%, 12/20/2051	357	327
Pool # CJ8184, 3.50%, 1/20/2052	380	346
Pool # CK2660, 3.00%, 2/20/2052	222	196
Pool # CK2716, 3.50%, 2/20/2052	293	263
Pool # CI8525, 5.00%, 2/20/2052	393	386
Pool # CK8295, 5.00%, 3/20/2052	184	180
Pool # CN3127, 5.00%, 8/20/2052	181	178
Pool # CO4960, 5.00%, 8/20/2052	279	274
Pool # CU6748, 6.00%, 9/20/2053	383	386
Pool # DA2721, 5.50%, 3/20/2054	150	150
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	167	163

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CU1093, 5.50%, 6/20/2063	327	324
Pool # CV1712, 5.50%, 6/20/2063	174	173
Pool # CU1092, 6.00%, 6/20/2063	312	312
Pool # 785183, 2.93%, 10/20/2070 (b)	343	306
Total Mortgage-Backed Securities (Cost $53,521)		49,473
Corporate Bonds — 7.0%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	20
2.20%, 2/4/2026	15	14
2.70%, 2/1/2027	765	705
L3Harris Technologies, Inc.
5.25%, 6/1/2031	90	90
5.40%, 7/31/2033	78	78
Northrop Grumman Corp.
5.15%, 5/1/2040	95	93
3.85%, 4/15/2045	80	64
RTX Corp.
2.25%, 7/1/2030	143	122
5.15%, 2/27/2033	51	51
3.75%, 11/1/2046	130	101
		1,338
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	150	157
Hyundai Capital America
1.30%, 1/8/2026 (d)	40	37
5.65%, 6/26/2026 (d)	340	341
		535
Banks — 2.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	204
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	200	202
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	182
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	199	186
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	77	77
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	80	74
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	105	103
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	160	160
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	170	174
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	500	425
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	180	180
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	110	114
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	50	50

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	183
Bank of Montreal (Canada)
5.30%, 6/5/2026	90	90
5.72%, 9/25/2028	110	113
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	90	89
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (d)	200	203
Barclays plc (United Kingdom) (SOFR + 2.98%), 6.22%, 5/9/2034 (e)	200	206
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	365	365
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	201
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (e)	200	201
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	300	282
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	205
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	125	119
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	350	348
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	410	349
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	250	182
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	200	197
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	232
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	500	499
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	203
5.25%, 4/26/2029 (d)	224	224
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	155	155
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (e)	745	666
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	200	198
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	184
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	270	249
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	235	240
NatWest Group plc (United Kingdom) (3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	196
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	85	82
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	100	101
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	200	188
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	400	407
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	183
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	400	392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	245	201

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	200	201
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	264
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	200	204
5.71%, 1/13/2030	200	206
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	155	156
5.52%, 7/17/2028	55	56
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	65	66
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	85	91
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	45	43
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	60	60
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	185
Wells Fargo & Co.
4.30%, 7/22/2027	580	565
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	110	111
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	70	70
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	35	35
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	95	95
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	110	97
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	15	11
3.13%, 11/18/2041 (f)	80	57
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	200	200
		13,439
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	95	81
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	225	228
4.05%, 11/21/2039	200	178
4.25%, 11/21/2049	75	65
Amgen, Inc.
5.25%, 3/2/2033	85	86
3.00%, 1/15/2052	200	135
Gilead Sciences, Inc. 2.60%, 10/1/2040	108	76
		768
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	159
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	71

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (e)	85	90
(SOFR + 1.85%), 6.47%, 10/25/2034 (e)	70	76
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	81
Credit Suisse AG (Switzerland) 1.25%, 8/7/2026	250	228
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	300	283
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	150	137
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	675
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	440	410
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	100	105
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	185	172
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	100	83
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	180	179
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	135	135
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	25	25
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	380	314
Nasdaq, Inc. 5.55%, 2/15/2034	35	36
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	206
		3,235
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	84	84
LYB International Finance III LLC 1.25%, 10/1/2025	52	49
		133
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	220	227
Republic Services, Inc. 5.00%, 4/1/2034	30	30
		257
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.05%, 2/26/2034	65	66
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150	151
2.45%, 10/29/2026	450	418
6.10%, 1/15/2027	150	152
3.00%, 10/29/2028	150	136
5.10%, 1/19/2029	150	149
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (e)	200	200
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	78	76
5.50%, 1/15/2026 (d)	290	287
2.13%, 2/21/2026 (d)	60	56

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.25%, 4/15/2026 (d)	10	10
2.53%, 11/18/2027 (d)	383	340
5.75%, 3/1/2029 (d)	72	72
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	70	70
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	85	69
General Motors Financial Co., Inc.
3.80%, 4/7/2025	100	98
5.40%, 5/8/2027	55	55
5.75%, 2/8/2031	60	61
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	198
		2,598
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
1.80%, 2/10/2031 (d)	100	80
2.50%, 2/10/2041 (d)	50	34
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (d)	150	150
3.44%, 5/13/2041 (d)	115	88
3.63%, 5/13/2051 (d)	125	92
5.62%, 2/12/2054 (d)	110	111
		555
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	99	92
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	34
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	146	119
WP Carey, Inc. 2.40%, 2/1/2031	71	59
		178
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	51
3.50%, 6/1/2041	227	177
3.55%, 9/15/2055	152	106
Sprint Capital Corp. 6.88%, 11/15/2028	40	42
Verizon Communications, Inc.
5.05%, 5/9/2033	145	145
2.65%, 11/20/2040	79	56
		577
Electric Utilities — 0.8%
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	110	109
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	292	296
Duke Energy Corp. 6.10%, 9/15/2053	90	95

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Florida LLC 5.95%, 11/15/2052	82	87
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	30
Edison International 5.75%, 6/15/2027	70	71
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	76
Entergy Arkansas LLC 2.65%, 6/15/2051	36	22
Entergy Louisiana LLC
4.00%, 3/15/2033	67	62
2.90%, 3/15/2051	20	13
Entergy Mississippi LLC 5.00%, 9/1/2033	130	128
Evergy Metro, Inc. 4.95%, 4/15/2033	114	112
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	230	232
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	95	95
Evergy, Inc. 2.90%, 9/15/2029	175	156
Eversource Energy 3.38%, 3/1/2032	85	74
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	345	324
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	80	68
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	104
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	53	47
5.40%, 6/1/2033 (d)	200	200
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	78	76
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	34	26
MidAmerican Energy Co. 5.85%, 9/15/2054	50	53
Monongahela Power Co. 5.85%, 2/15/2034 (d)	40	41
Nevada Power Co. 6.00%, 3/15/2054	40	42
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	111	69
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	160	161
5.55%, 3/15/2054	150	149
Northern States Power Co. 5.10%, 5/15/2053	130	125
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	40	38
2.45%, 12/2/2027 (d)	165	148
Ohio Power Co. 5.00%, 6/1/2033	95	93
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	73
2.95%, 3/1/2026	137	131
6.40%, 6/15/2033	90	95
5.80%, 5/15/2034	135	136
3.75%, 8/15/2042 (g)	41	30
4.30%, 3/15/2045	25	20
6.75%, 1/15/2053	45	49
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	85	88
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	47
Series A-5, 5.10%, 6/1/2052	45	44
Public Service Co. of Oklahoma 5.25%, 1/15/2033	80	79

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	72	70
Sierra Pacific Power Co. 5.90%, 3/15/2054 (d)	70	72
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	67	67
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	71
5.85%, 11/1/2027	98	101
Series C, 4.13%, 3/1/2048	54	44
5.88%, 12/1/2053	53	55
Southern Co. (The) 5.70%, 3/15/2034	95	98
Tampa Electric Co. 4.90%, 3/1/2029	135	135
Union Electric Co.
5.20%, 4/1/2034 (c)	130	130
3.90%, 4/1/2052	68	54
		5,111
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	119
4.00%, 4/14/2032	400	369
		488
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	40	37
Global Payments, Inc. 3.20%, 8/15/2029	139	125
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	50	50
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	86	61
		273
Food Products — 0.1%
Campbell Soup Co. 5.40%, 3/21/2034	80	81
J M Smucker Co. (The)
6.20%, 11/15/2033	40	43
6.50%, 11/15/2053	35	39
JBS USA LUX SA 6.75%, 3/15/2034 (d)	100	105
Kellanova 5.25%, 3/1/2033	65	65
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	77
4.38%, 6/1/2046	47	40
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	179	148
Tyson Foods, Inc. 5.70%, 3/15/2034	70	71
		669
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	85	55
Southern California Gas Co. 6.35%, 11/15/2052	125	138
		193
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	72	64
CSX Corp. 3.80%, 11/1/2046	93	74

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
ERAC USA Finance LLC
5.00%, 2/15/2029 (d)	150	150
5.20%, 10/30/2034 (d)	70	70
Norfolk Southern Corp. 3.05%, 5/15/2050	90	61
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	90	93
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	200	184
Union Pacific Corp. 3.55%, 8/15/2039	121	101
		797
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	25
DH Europe Finance II SARL 3.25%, 11/15/2039	46	37
		62
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	50	49
Banner Health 1.90%, 1/1/2031	100	82
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	46
Cencora, Inc. 5.13%, 2/15/2034	270	270
Cigna Group (The) 5.13%, 5/15/2031	220	220
CommonSpirit Health
1.55%, 10/1/2025	30	28
2.78%, 10/1/2030	65	56
3.91%, 10/1/2050	25	20
HCA, Inc.
5.25%, 6/15/2026	378	377
5.60%, 4/1/2034	150	151
5.50%, 6/15/2047	60	57
3.50%, 7/15/2051	52	36
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	53
MultiCare Health System 2.80%, 8/15/2050	46	28
MyMichigan Health Series 2020, 3.41%, 6/1/2050	15	11
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	38
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	56
UnitedHealth Group, Inc. 5.88%, 2/15/2053	40	43
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	105
		1,726
Health Care REITs — 0.1%
DOC DR LLC 2.63%, 11/1/2031	45	37
Healthcare Realty Holdings LP 2.00%, 3/15/2031	166	132
Healthpeak OP LLC 2.13%, 12/1/2028	121	106
Sabra Health Care LP 3.20%, 12/1/2031	80	67
		342

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.90%, 2/15/2031	180	179
3.35%, 3/12/2050	86	61
		240
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	69	71
Southern Power Co. 5.15%, 9/15/2041	115	108
		179
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	100	101
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	170
Athene Global Funding 1.45%, 1/8/2026 (d)	205	190
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	53
Brown & Brown, Inc. 2.38%, 3/15/2031	168	139
CNA Financial Corp. 5.13%, 2/15/2034	180	175
Corebridge Global Funding 5.90%, 9/19/2028 (d)	70	72
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	136	91
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	90	89
High Street Funding Trust I 4.11%, 2/15/2028 (d)	100	94
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (d)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	225
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	188	145
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	75	66
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	40	33
3.30%, 5/15/2050 (d)	169	118
		1,761
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	90	95
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	100	101
3.11%, 2/15/2040	115	89
		190
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	44
3.50%, 6/1/2041	50	34
3.50%, 3/1/2042	30	20
3.70%, 4/1/2051	174	108
Comcast Corp.
3.25%, 11/1/2039	149	117
2.80%, 1/15/2051	204	130

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.35%, 5/15/2053	230	228
Discovery Communications LLC 3.63%, 5/15/2030	74	66
		747
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	100	101
2.50%, 9/1/2030 (d)	158	134
5.63%, 4/4/2034 (d)	80	80
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	100	90
Steel Dynamics, Inc. 1.65%, 10/15/2027	122	109
		514
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	50
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	77
Consumers Energy Co. 3.25%, 8/15/2046	34	26
DTE Energy Co.
4.88%, 6/1/2028	100	99
5.10%, 3/1/2029	200	199
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	70
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	52
		573
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	59
COPT Defense Properties LP 2.75%, 4/15/2031	113	93
		152
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	85	83
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	50
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	60	61
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (d)	55	55
Coterra Energy, Inc. 3.90%, 5/15/2027	65	63
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	60	62
Energy Transfer LP
4.40%, 3/15/2027	175	171
5.00%, 5/15/2044 (g)	210	186
Enterprise Products Operating LLC 4.45%, 2/15/2043	100	89
Exxon Mobil Corp. 3.00%, 8/16/2039	265	207
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	75	61
4.32%, 12/30/2039 (d)	55	40
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	245	234
3.45%, 10/15/2027 (d)	130	122
HF Sinclair Corp. 5.88%, 4/1/2026	49	49

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	144
7.80%, 8/1/2031	130	147
MPLX LP 4.50%, 4/15/2038	86	76
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	80	68
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	20
Phillips 66 Co.
3.55%, 10/1/2026	85	82
5.30%, 6/30/2033	60	60
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	132
		2,262
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	76	67
Personal Care Products — 0.1%
Haleon US Capital LLC 3.38%, 3/24/2029	250	233
Kenvue, Inc. 5.20%, 3/22/2063	80	79
		312
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC (United Kingdom) 5.00%, 2/26/2034	110	110
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	23
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	90	80
5.55%, 2/22/2054	65	67
5.65%, 2/22/2064	95	98
Eli Lilly & Co. 5.00%, 2/9/2054	190	189
Merck & Co., Inc.
2.35%, 6/24/2040	133	93
5.00%, 5/17/2053	15	15
5.15%, 5/17/2063	10	10
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	59
5.30%, 5/19/2053	145	144
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	139
Zoetis, Inc. 5.60%, 11/16/2032	98	102
		1,129
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	62
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	40
UDR, Inc.
2.10%, 8/1/2032	167	131
1.90%, 3/15/2033	40	30
		201

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	62
2.50%, 8/16/2031	40	33
NNN REIT, Inc. 5.60%, 10/15/2033	50	50
Realty Income Corp. 1.80%, 3/15/2033	115	87
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	272	264
		496
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	85	62
Broadcom, Inc.
1.95%, 2/15/2028 (d)	210	188
3.19%, 11/15/2036 (d)	87	69
Intel Corp.
5.63%, 2/10/2043	5	5
5.70%, 2/10/2053	61	63
KLA Corp. 3.30%, 3/1/2050	172	126
NXP BV (China)
5.00%, 1/15/2033	50	49
3.25%, 5/11/2041	135	100
Texas Instruments, Inc. 5.05%, 5/18/2063	185	180
		842
Software — 0.1%
Intuit, Inc. 5.50%, 9/15/2053	30	31
Oracle Corp.
3.80%, 11/15/2037	310	260
5.55%, 2/6/2053	60	59
VMware LLC
1.40%, 8/15/2026	154	141
4.70%, 5/15/2030	143	139
		630
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	65	57
1.88%, 10/15/2030	421	341
Crown Castle, Inc. 5.80%, 3/1/2034	50	51
Equinix, Inc. 2.90%, 11/18/2026	122	114
Extra Space Storage LP
5.90%, 1/15/2031	80	83
2.40%, 10/15/2031	110	91
		737
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	60	46

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
3.45%, 2/9/2045	160	129
2.70%, 8/5/2051	120	79
		208
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	118
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	150
4.39%, 8/15/2037	110	92
3.73%, 9/25/2040	143	106
		466
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	175	171
1.88%, 8/15/2026	167	154
		325
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	202
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	200	180
4.55%, 3/15/2052	55	46
Sprint LLC 7.63%, 3/1/2026	28	29
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	213
5.05%, 7/15/2033	100	99
5.15%, 4/15/2034	55	55
		622
Total Corporate Bonds (Cost $50,642)		46,936
U.S. Treasury Obligations — 6.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	739	462
1.13%, 8/15/2040	2,434	1,507
1.75%, 8/15/2041	267	181
2.38%, 2/15/2042	1,140	848
3.25%, 5/15/2042	845	718
3.38%, 8/15/2042	1,600	1,382
3.13%, 2/15/2043	225	186
3.88%, 2/15/2043	4,210	3,892
3.88%, 5/15/2043	110	102
1.38%, 8/15/2050	5,400	2,852
1.88%, 2/15/2051	343	206
2.25%, 2/15/2052	1,114	733
3.63%, 2/15/2053	1,970	1,730

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
4.13%, 1/31/2025	195	193
4.00%, 12/15/2025 (h)	100	99
1.88%, 2/28/2027	4,805	4,471
3.13%, 8/31/2027	1,445	1,388
3.88%, 12/31/2027	405	398
3.63%, 3/31/2028	6,705	6,536
1.88%, 2/28/2029	954	855
2.88%, 4/30/2029	2,752	2,581
3.13%, 8/31/2029	2,165	2,050
3.63%, 3/31/2030	6,805	6,587
3.50%, 2/15/2033	2,145	2,031
3.88%, 8/15/2033	2,000	1,947
U.S. Treasury STRIPS Bonds
1.06%, 8/15/2026 (i)	1,015	911
1.18%, 5/15/2027 (i)	1,035	902
Total U.S. Treasury Obligations (Cost $48,610)		45,748
Asset-Backed Securities — 3.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	90	83
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.27%, 12/18/2037 (b) (d)	5	5
Series 2021-FL4, Class AS, 6.54%, 12/18/2037 (b) (d)	230	226
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	272	263
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	315	286
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	244	224
Series 2016-3, Class AA, 3.00%, 10/15/2028	172	157
Series 2021-1, Class B, 3.95%, 7/11/2030	290	267
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	270	269
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	250	243
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	100	94
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	335	313
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	140	131
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	120	108
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	100	89
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	7	7
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	250	250
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	200	201
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class D, 6.03%, 11/15/2029	225	225
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (d)	110	107
Series 2021-1A, Class A, 2.16%, 4/15/2036 (d)	168	157
Series 2021-1A, Class B, 2.92%, 4/15/2036 (d)	265	246
Series 2022-1A, Class A, 4.46%, 6/15/2037 (d)	168	161
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	84	77

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	175	163
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	369	317
Credit Acceptance Auto Loan Trust Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	210	212
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	34	29
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	205	188
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	213	192
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	25	24
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	77	73
Drive Auto Receivables Trust
Series 2020-1, Class D, 2.70%, 5/17/2027	47	47
Series 2024-1, Class C, 5.43%, 11/17/2031	120	120
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	130	128
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	245	244
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	165	167
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	165	151
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	130	130
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	175	176
Series 2023-5A, Class C, 6.85%, 1/16/2029	170	175
Series 2024-1A, Class D, 5.84%, 6/17/2030	200	200
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	300	300
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	20	19
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	218	219
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	420	377
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	140	135
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	99	97
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (d)	265	234
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	310	316
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	305	306
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	370	372
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	404	367
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	233	203
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	114	116
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	345	353
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	78	76
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	5	5
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	425	391
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	235	215
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	135	135
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	56	56

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	158	151
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	116	110
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	309	290
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	28	28
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	335	314
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	185	186
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	120	106
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	96	93
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	830	787
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	112	109
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	345	304
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (d)	126	123
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (d) (g)	354	349
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	269	262
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	178	167
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	130	122
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	300	289
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	889	820
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	100	89
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (c) (d)	110	94
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (b) (d)	197	195
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	93	92
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	185	185
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	358	347
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	97	96
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	608	581
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	195	188
Santander Drive Auto Receivables Trust Series 2023-6, Class C, 6.40%, 3/17/2031	135	139
SCF Equipment Leasing LLC Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	235	247
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	430	432
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	55	51
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	155	154
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	334	335
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	175	175
Tricon Residential Trust Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	150	145
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	58	55
Series 2019-2, Class B, 3.50%, 5/1/2028	116	108
Series 2018-1, Class A, 3.70%, 3/1/2030	191	171
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	20	20

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (d) (g)	52	52
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (d) (g)	99	98
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (d) (g)	106	103
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (g)	463	449
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (g)	392	383
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (d) (g)	255	248
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (d) (g)	166	163
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (g)	344	337
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (d) (g)	319	313
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	110	106
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (d)	155	155
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	270	275
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	303
Total Asset-Backed Securities (Cost $23,506)		22,711
Collateralized Mortgage Obligations — 0.9%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (b) (d)	245	253
CSMC Trust Series 2021-RPL1, Class A1, 4.04%, 9/27/2060 (b) (d)	328	316
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	240	210
Series 4672, Class QB, 3.50%, 4/15/2047	300	264
Series 4910, Class LZ, 3.00%, 9/25/2049	459	284
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,497	222
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	135	139
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	51	51
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	116	112
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	209
Series 2018-52, Class PZ, 4.00%, 7/25/2048	179	165
Series 2022-4, Class TA, 1.00%, 4/25/2051	306	239
Series 2018-75, Class UZ, 4.00%, 10/25/2058	791	718
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	265	267
GNMA
Series 2021-73, Class ZY, 3.00%, 4/20/2051	505	294
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (b)	138	137
Series 2021-H14, Class YD, 7.68%, 6/20/2071 (b)	377	334
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (d) (g)	158	156
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	171	156
Series 2019-1, Class M55D, 4.00%, 7/25/2058	183	170
Series 2019-2, Class M55D, 4.00%, 8/25/2058	228	210
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	400	358
Series 2023-1, Class MT, 3.00%, 10/25/2062	397	333
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (d)	699	595
Total Collateralized Mortgage Obligations (Cost $6,711)		6,192

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	230	214
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.12%, 7/25/2041 (b) (d)	314	297
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.64%, 7/25/2024 (b)	17,270	11
Series K-1511, Class A1, 3.28%, 10/25/2030	300	286
Series K754, Class AM, 4.94%, 11/25/2030 (b)	215	217
Series K-1510, Class A2, 3.72%, 1/25/2031	115	108
Series K-150, Class A2, 3.71%, 9/25/2032 (b)	270	252
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (b)	515	427
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (b)	271	262
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (b)	295	290
Series 2024-M2, Class A2, 3.75%, 8/25/2033	825	762
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	18	18
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (b)	520	41
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (d)	210	188
Series 2015-K48, Class C, 3.65%, 8/25/2048 (b) (d)	15	14
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (d)	165	159
Series 2017-K728, Class C, 3.72%, 11/25/2050 (b) (d)	75	74
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.32%, 11/25/2053 (b) (d)	280	285
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	360	298
Total Commercial Mortgage-Backed Securities (Cost $4,428)		4,203
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	169
Republic of Peru 2.78%, 12/1/2060	49	28
United Mexican States
3.50%, 2/12/2034	228	190
6.00%, 5/7/2036	200	201
Total Foreign Government Securities (Cost $682)		588
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $65)	65	66
	SHARES (000)
Short-Term Investments — 6.5%
Investment Companies — 6.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (k) (Cost $43,223)	43,223	43,223
Total Investments — 100.3% (Cost $605,926)		668,888
Liabilities in Excess of Other Assets — (0.3)%		(1,817)
NET ASSETS — 100.0%		667,071

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2024 is $250 or 0.04% of the Fund’s net assets as of March 31, 2024.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2024.

(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of March 31, 2024.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	30	06/28/2024	USD	3,209	8

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$22,711	$—	$22,711
Collateralized Mortgage Obligations	—	6,192	—	6,192
Commercial Mortgage-Backed Securities	—	4,203	—	4,203
Corporate Bonds	—	46,936	—	46,936
Exchange-Traded Funds	181,732	—	—	181,732
Foreign Government Securities	—	588	—	588
Investment Companies	268,016	—	—	268,016
Mortgage-Backed Securities	—	49,473	—	49,473
Municipal Bonds	—	66	—	66
U.S. Treasury Obligations	—	45,748	—	45,748
Short-Term Investments
Investment Companies	43,223	—	—	43,223
Total Investments in Securities	$492,971	$175,917	$—	$668,888
Appreciation in Other Financial Instruments
Futures Contracts	$8	$—	$—	$8
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$10,532	$2,733	$1,546	$(18)	$456	$12,157	241	$215	$—
JPMorgan BetaBuilders International Equity ETF (a)	74,616	—	14,571	559	5,512	66,116	1,099	1,322	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,474	146	604	42	232	5,290	60	140	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	78,011	5,713	55,856	(4,096)	3,591	27,363	597	1,757	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	18,412	683	3,056	245	2,625	18,909	205	192	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	15,707	1,841	8,669	(398)	1,740	10,221	162	203	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	663	8,252	291	(43)	110	8,691	188	87	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	67,891	6,027	5,279	(975)	786	68,450	9,547	2,225	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	336	11,233	—	—	236	11,805	1,901	101	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,519	3,008	1,682	(187)	540	12,198	769	326	—
JPMorgan Equity Index Fund Class R6 Shares (a)	129,746	11,894	22,860	1,294	20,637	140,711	1,785	1,463	—
JPMorgan High Yield Fund Class R6 Shares (a)	32,972	18,396	17,974	(1,515)	2,973	34,852	5,420	2,205	—

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$23,376	$10,360	$1,206	$(58)	$513	$32,985	704	$585	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	37,443	134,297	128,517	—	—	43,223	43,223	1,444	—
Total	$505,698	$214,583	$262,111	$(5,150)	$39,951	$492,971		$12,265	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.